Unaudited Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 41,234,596	$ 43,539,303
Trade and other receivables	2,584,300	1,545,658
Claims receivable		516,403
Inventories	2,614,774	2,416,108
Advances and prepayments	509,286	628,623
Restricted cash	4,813,316	6,954,363
Vessel held for sale		921,285
Total current assets	51,756,272	56,521,743
Non current assets
Advances for vessels under construction and acquisitions	19,200,000	22,347,811
Vessels, net	641,968,871	613,832,973
Restricted cash	1,300,000	1,300,000
Deferred finance charges, net of accumulated amortization of $1,374,020 and $1,699,597	1,382,047	1,707,624
Total non current assets	663,850,918	639,188,408
Total assets	715,607,190	695,710,151
Current liabilities
Payable to related party	7,982,622	7,874,990
Trade accounts payable	6,918,475	6,453,807
Accrued liabilities	3,380,242	4,749,162
Customer deposits	275,000	275,000
Deferred income	2,531,866	2,789,186
Fair value of derivatives	1,026,410
Current portion of long-term debt	35,162,544	33,166,887
Current portion of long-term debt associated with vessel held for sale		791,823
Total current liabilities	57,277,159	56,100,855
Non current liabilities
Fair value of derivatives	5,913,326	9,401,798
Long-term debt	318,107,439	317,109,471
Total non current liabilities	324,020,765	326,511,269
Total liabilities	381,297,924	382,612,124
Capital stock
5,000,000 preferred shares authorized and zero outstanding with a par value of $0.01 per share	0	0
100,000,000 common shares authorized 21,104,881 shares issued and 20,552,568 shares outstanding with a par value of $0.01 per share	205,526	205,526
Additional paid-in capital	275,761,643	275,761,643
Retained earnings	58,257,549	37,058,140
Accumulated other comprehensive income	84,548	72,718
Total stockholders’ equity	334,309,266	313,098,027
Total liabilities and stockholders’ equity	$ 715,607,190	$ 695,710,151